Bank Indebtedness - Additional Information (Detail) - Bank Borrowings [Member] - ATB Financial Revolving Operating Facility [Member] - CAD ($)			12 Months Ended
	Nov. 12, 2021	Jun. 24, 2021	Dec. 31, 2021	Nov. 09, 2021	Nov. 08, 2021	May 17, 2021
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount				$ 5,000,000		$ 5,000,000
Proceeds from current borrowings		$ 2,500,000
Borrowings, Interest rate basis			prime rate plus 2% per annum
Borrowings, Adjustment to interest rate basis			2.00%
Line of credit, Covenants terms			The Company was in compliance with these covenants
Bottom of range [member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount					$ 5,000,000
Top of range [member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount				$ 5,000,000	10,000,000
Amended [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Proceeds from current borrowings	$ 950,000
Line of credit, Increments					$ 1,250,000